Branch Closure and Consolidation Activities	6 Months Ended	12 Months Ended
	Jul. 29, 2012	Jan. 29, 2012
Branch Closure and Consolidation Activities

NOTE 9 – BRANCH CLOSURE AND CONSOLIDATION ACTIVITIES

Concurrent with the Transactions and acquisition integration, management evaluated the operations and performance of individual branches and identified branches for closure or consolidation. In addition, during fiscal years 2008 and 2009, management initiated additional plans to restructure its business, which included evaluating opportunities to consolidate branches, reduce costs, more efficiently employ working capital and streamline activities. Under these plans, which were completed in fiscal 2010, management closed or consolidated 235 branches and reduced workforce personnel by approximately 5,000 employees. The Company does not expect to incur additional restructuring charges under these plans.

The remaining liability balances for these plans represents the net present value of future lease obligations, including rent, taxes, utilities, etc., less estimated sublease income of the closed branches. The Company regularly reviews the assumptions used to estimate these liabilities.

The following table presents the activity for the liability balances, included in Other current liabilities and Other liabilities in the Consolidated Balance Sheets (amounts in millions):

Balance – January 29, 2012	$40
Cash payments	(7)
Other	(1)

Balance – July 29, 2012	$32

As of July 29, 2012, approximately $13 million of the liability balances for the branch closure and consolidation activities is classified as a current liability on the Company’s Consolidated Balance Sheet. Payments for occupancy costs are expected to be substantially complete over the next six years, with certain property lease obligations extending out as far as fourteen years. The Company continues to actively pursue buyout options or subleasing opportunities for the leased properties. The expected timing of cash payments related to the branch closure and consolidation activities could change or adjustments to the reserve may become necessary depending on the success and timing of entering into these types of agreements.

NOTE 13—BRANCH CLOSURE AND CONSOLIDATION ACTIVITIES

Fiscal 2009 Plan

In the third quarter of fiscal 2009, the Company initiated a plan to restructure its businesses which included evaluating opportunities to consolidate branches, further reduce costs, more efficiently employ working capital and streamline activities. Under this plan, which was completed in fiscal 2010, management closed or consolidated 25 branches and reduced workforce personnel by approximately 500 employees. The Company does not expect to incur any additional charges related to this plan.

During fiscal 2010 and fiscal 2009, the Company recognized $7 million and $14 million, respectively, in restructuring charges for branch closure and consolidation charges under the Fiscal 2009 Plan. The cash and non-cash restructuring charges were recorded to Restructuring expense in the Consolidated Statements of Operations. The Company regularly reviews the assumptions used to estimate the net present value of the on-going lease liabilities and other occupancy costs, net of expected sublease income. During fiscal 2011, the Company recorded an additional $2 million in occupancy costs due to actual results differing from the original assumptions within the Plumbing/HVAC business. As a result of the sale of the Plumbing/HVAC business, this charge is reflected within Discontinued operations, net of taxes, in the Consolidated Statements of Operations.

The following table presents the activity for the liability balance, included in Other current liabilities and Other liabilities in the Consolidated Balance Sheets, related to closure and consolidation activities under the Fiscal 2009 Plan (amounts in millions):

	Severance	Occupancy Costs	Other	Total
Charges	$5	$7	$2	$14
Cash payments	(2)	—	—	(2)

Balance – January 31, 2010	$3	$7	$2	$12

Charges	2	2	2	6
Cash payments	(4)	(3)	(2)	(9)
Other	(1)	1	—	—

Balance – January 30, 2011	$—	$7	$2	$9

Charges, net of reductions	—	2	—	2
Cash payments	—	(1)	(2)	(3)
Other	—	—	—	—

Balance – January 29, 2012	$—	$8	$—	$8

Transactions & Acquisition Integration

Concurrent with the Transactions and acquisition integration, management evaluated the operations and performance of individual branches and identified branches for closure or consolidation. In addition, during the fourth quarter of fiscal 2008, as a result of continued acquisition integration efforts, the decline in the residential construction market, and the general decline in economic conditions, management evaluated the operations and performance of individual branches and identified branches for closure or consolidation and a reduction in workforce. Under these plans, management closed or consolidated 210 branches and reduced workforce personnel by approximately 4,500 employees. The Company does not expect to incur additional restructuring charges under these plans.

The following table presents the activity for the liability balance, included in Other current liabilities and Other liabilities, related to closure and consolidation activities under the Transactions and Acquisition Integration plans (amounts in millions):

	Severance	Occupancy Costs	Other	Total
Balance – February 1, 2009	$5	$97	$3	$105

Charges, net of reductions	7	(3)	1	5
Cash payments	(12)	(28)	(4)	(44)
Effects of exchange rates	—	1	—	1
Other	—	(8)	—	(8)

Balance – January 31, 2010	$—	$59	$—	$59

Charges, net of reductions	—	2	—	2
Cash payments	—	(18)	—	(18)
Other	—	1	—	1

Balance – January 30, 2011	$—	$44	$—	$44

Cash payments	—	(12)	—	(12)

Balance – January 29, 2012	$—	$32	$—	$32

The Company regularly reviews the assumptions used to estimate the net present value of the on-going lease liabilities and other occupancy costs, net of expected sublease income. During fiscal 2010, the Company recorded an additional $2 million in occupancy costs due to actual results differing from the original assumptions. During the fourth quarter of fiscal 2009, management’s review resulted in a reduction to the lease liabilities due to several favorable lease dispositions, resulting in a reduction to Restructuring expense of $4 million related to previously incurred restructuring charges and a reduction to Selling, general and administrative expense of $8 million related to the lease reserves established under purchase accounting. During the first quarter of fiscal 2009, the Company incurred additional restructuring charges under these plans of $9 million, primarily related to severance.

As of January 29, 2012, approximately $16 million of the liability balances for all branch closure and consolidation activities is classified as a current liability on the Company’s Consolidated Balance Sheet. Payments for occupancy costs, which represent the net present value of future lease obligations, including rent, taxes, utilities, etc., less estimated sublease income of the closed branches, are expected to be substantially complete over the next five years, with certain property lease obligations extending out as far as twelve years. The Company continues to actively pursue buyout options or subleasing opportunities for the leased properties. The timing of cash payments related to the branch closure and consolidation activities could change depending on the success and timing of entering into these types of agreements.